Related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related parties

20. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

Charité Research Organisation GmbH (Charité CRO)

Dr. Knolle, who has served as Chief Scientific Officer and Chief Operating Officer since its inception, was a member of the board of Charité Research Organisation GmbH, or Charité CRO until February 28, 2022. The Company has entered into a service contract with Charité CRO according to which Charité CRO provides services supporting research for the Company. In fiscal years 2022, 2021 and 2020, payments to Charité CRO with respect to this service contract amounted to €372,858, €608 and €1,025,795, respectively.

Key management personnel compensation

	2022	2021	2020
	€	€	€
Short term employee benefits	3,461,860	2,517,211	1,834,423
Post employee benefits	148,678	80,482	34,934
Share-based payments	6,524,726	6,269,218	860,117
Total	10,135,264	8,866,911	2,729,474

At the end of financial year 2020 an amount of €120,000 of short-term employee benefits was capitalized on the consolidated statements of financial position. This amount was recognized in the Group’s statements of profit or loss and other comprehensive income in 2021. As at 31 December 2022 and 2021, no short-term employee benefits have been capitalized.

The Group engages several management entities for the purpose of providing key management services to the Group. These management entities are considered related parties, as they provide key management services and the key management personnel have key management functions within these entities. Certain key management personnel are also shareholders of the Company. The aggregate amount of expense recognized in the consolidated statements of loss and comprehensive loss related to these related parties were €1,156,715 (2021:€1,101,280; 2020: €724,897).

The aggregate amounts payable to the related parties were €1,162,963 (2021: €1,586,157; 2020: €398,489).